Loss per share	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Loss per share	Loss per share
Basic loss per share is calculated by dividing the loss for the period attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.
The following table reflects the loss and share data used in the basic and diluted loss per share calculations for the six months ended June 30, 2023 and 2022:

	For the six months ended June 30,
	2023	2022
Loss attributable to ordinary equity holders of the Company (in €‘000)	(38,811)	(246,913)
Weighted average number of ordinary shares for basic and diluted loss per share	267,178,771	235,430,660
Basic and diluted loss per share (in €'000)	(0.15)	(1.05)
The Company only has ordinary shares. Refer to Note 12 for details about the Company’s share capital.
There is no difference between basic and diluted loss per share as the effect of the potential ordinary shares that would be issued by the Company under the Management Incentive Plan, the Long Term Incentive Plan, or the Public Warrants are anti-dilutive for all periods presented. Refer to Note 7.2 and 7.3 for details on the Management Incentive Plan and the Long Term Incentive Plan, and refer to Note 27 of the consolidated financial statements for the year ended December 31, 2022 for details on the Public Warrants.
There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorization of these consolidated financial statements.